INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

April 10, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719
on behalf of the WCM Focused Emerging Markets Fund and the WCM Focused Global Growth Fund

The Trust is filing Post-Effective Amendment No. 339 to its Registration Statement under Rule 485(a)(2) to create the new series, WCM Focused Emerging Markets Fund and the WCM Focused Global Growth Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer